Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash balances	$ 1,879,950	$ 1,252,998
Cash equivalents
Percentage of value added tax		6.00%
Deferred revenue		$ 123,434
Deferred revenue recognized	123,434
Research and development expenses	828,869	744,422	$ 410,840
Impairment loss on goodwill	$ 1,007,652	303,079	244,163
Foreign currency translation, description	The consolidated balance sheet amounts, with the exception of equity, as of December 31, 2022 and 2021, were translated at RMB 6.9646 to $1.00 and RMB 6.3757 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive loss and cash flows for the years ended December 31, 2022, 2021 and 2020 were RMB 6.7261, RMB 6.4515, and RMB 6.8976 to $1.00, respectively.
Share-based compensation to nonemployees		$ 1,024,361	$ 1,005,000